SHAREHOLDERS' EQUITY (Stock Options Under the Plans) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of options
Options outstanding, beginning balance	856,986
Granted	281,800
Exercised	(508,149)	(185,989)
Expired and forfeited	(6,200)
Options outstanding, ending balance	624,437	856,986
Exercisable at December 31, 2016	330,337
Weighted average exercise price
Options outstanding, beginning balance	$ 7.75	$ 5.38
Granted		11.76
Exercised	6.55
Expired & forfeited	10.33
Options outstanding, ending balance	10.47	$ 7.75
Exercisable at December 31, 2016	$ 9.41
Weighted average remaining contractual term (in years)
Outstanding	3 years 6 months 18 days
Exercisable at December 31, 2016	2 years 9 months
Aggregate intrinsic value
Outstanding	$ 4,576	$ 6,157
Options exercisable	$ 2,771
Vested and expected to vest at December 31, 2016
Number of options	624,437
Weighted average exercise price	$ 10.47
Weighted average remaining contractual life	3 years 6 months 18 days
Aggregate intrinsic value	$ 4,576